DISCONTINUED OPERATIONS (Details Narrative) (USD $)	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011
Assets of discontinued operations	$ 166,682	$ 166,682	$ 11,002,270
Liabilities of discontinued operations			1,010,384
Maple Terrace
Assets of discontinued operations	166,682	166,682	232,048
Liabilities of discontinued operations		0	0
Jack In The Box
Assets of discontinued operations			1,814,573
Liabilities of discontinued operations			1,010,384
Jack Frost Mountain And Big Boulder Ski Area
Assets of discontinued operations			8,955,649
Liabilities of discontinued operations			$ 0